Cover	Aug. 02, 2023	May 03, 2023
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Enviva Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37363
Entity Tax Identification Number		46-4097730
Entity Address, Address Line One	7272 Wisconsin Ave.
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code		(301)
Local Phone Number		657-5560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001592057
Document Period End Date	Nov. 09, 2023